SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

14.                               SHARE-BASED COMPENSATION

On November 13, 2009, the Company adopted a Stock Incentive Plan, which allows the Company to grant its employees, directors and consultants awards including option, stock appreciation right, dividend equivalent right, restricted stock and other right or benefit. The maximum aggregate number of shares which may be issued pursuant to all awards is 11,146,151 shares. The term of an incentive stock option shall be no more than ten years from the date of grant thereof. However, in the case of an incentive stock option granted to a grantee who, at the time the option is granted, owns stock representing more than ten percent of the voting power of all classes of stock of the Company or any parent or subsidiary of the Company, the term of the incentive stock option shall be five years from the date of grant thereof or such shorter term as may be provided in the award agreement.

In December 2010, the Company revised the Stock Incentive plan. According to Amended and Restated 2009 Equity Incentive Plan, the share limit shall initially be 11,146,151 and shall automatically increase on January 1 of each calendar year during the term of this plan, commencing with January 1, 2011, by an amount equal to the lesser of (i) 1% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such number of shares as may be established by the Board of Directors or the Compensation Committee. Moreover, the option price per share shall be determined by the Compensation Committee, but shall not be less than, (i) with respect to Options granted to individuals subject to taxation in the United States, 100% of the fair market value of a share, and (ii) with respect to all other Options, 85% of the fair market value of a share, in each case, on the date an option is granted. The share limit was increased by 1,383,286 automatically and 234,972 shares were available for future grant as of December 31, 2011.

Stock options

On March 16, 2010, the Company granted a total of 10,320,097 share options to employees at an exercise price of $0.99 per share. 25% of the share options granted vest on each of the first four anniversaries of the grant date.

On September 20, 2010, 3,343,845 share options with an exercise price of $0.99 per share granted to an officer of the Company on March 16, 2010 were replaced with the same number of share options with an exercise price of $1.89 per share; all other terms of the share options remain the same. This modification did not result in incremental share-based compensation expense as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses of $3,612 relating to the original award as of the modification date are recognized over the remaining vesting period.

A summary of the share option activities is as follows:

	Outstanding options
		Weighted	Weighted
		average	average
	Number of	exercise	grant-date
	options	price	fair value

Options outstanding at January 1, 2010	—	$—	$—
Granted	13,663,942	$1.21	$1.24
Cancelled	(3,343,845)	$0.99	$1.24
Forfeited	(11,035)	$0.99	$1.24
Options outstanding at December 31, 2010	10,309,062	$1.28	$1.24
Granted	—	$—	$—
Exercised	(336,114)	$0.99	$1.24
Forfeited	(422,296)	$0.99	$1.24
Options outstanding at December 31, 2011	9,550,652	$1.31	$1.24

The total intrinsic value of options exercised during the year ended December 31, 2010 and 2011 were $nil and $1,080, respectively. The total fair value of shares vested during the year ended December 31, 2010 and 2011 were $nil and $3,191, respectively.

The following table summarizes information with respect to stock options outstanding and stock options exercisable as of December 31, 2011:

	Number	Weighted	Weighted	Weighted
	of	average remaining	average	average
	shares	contractual life	exercise price	intrinsic value
		years	$	$

Option outstanding	9,550,652	8.21	1.31	0.49
Option Exercisable	2,191,017	8.21	1.33	0.47

The Company recorded share-based compensation expenses of $nil, $1,904 and $3,242 for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31 2011, there was $4,107 of share-based compensation related to nonvested stock options that is expected to be recognized over a weighted average period of 2.2 years.

To the extent the actual forfeiture rate is different from the Company’s original estimated, share-based compensation related to these awards may require to be adjusted.

The fair value of each option granted on March 16, 2010 was estimated on the date of grant using the binomial option pricing model with the following assumptions:

Expected volatility	54.1%
Risk-free interest rate	4.36%
Expected dividend yield	0%
Exercise price	$ 0.99 per share
Fair value of the underlying ordinary shares	$ 1.89 per share
Exercise multiple	1.5 times

(1)                                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual term of the options.

(2)                                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield of China international government bonds denominated in U.S. dollars with a maturity period similar to the contractual term of the options.

(3)                                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.

(4)                                 Exercise price

The exercise price of the options was determined by the Company’s Board of Directors.

(5)                                 Fair value of underlying ordinary shares

Prior to the completion of the IPO, when estimating the fair value of the ordinary shares on the grant dates, management considered a number of factors, including the result of a third party appraisal. After the completion of the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.

(6)                                 Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

Nonvested shares

On February 25, 2011, the Company granted 290,000 nonvested shares to employees, or which 25% will vest on November 24 of each year from 2011 to 2014 respectively.

On May 27, 2011, the Company granted 489,000 nonvested shares to employees, of which 25% will vest on 1st April of each year from 2012 to 2015.

On June 30, 2011, the Company granted 1,195,368 nonvested shares to employees, of which 25% will vest on 30th June of each year from 2012 to 2015.

For the nonvested shares granted in 2011, the fair market value of the grant date was used to determine the cost of the nonvested shares.

A summary of the nonvested shares activity is as follows:

	Number of	Weighted average
	Nonvested	grant-date
	shares outstanding	fair value
Nonvested shares outstanding at January 1, 2011	—	—
Granted	1,974,368	4.24
Forfeited	(435,700)	4.47
Vested	(51,250)	4.84

Nonvested shares outstanding at December 31, 2011	1,487,418	4.15

The total fair value of shares vested during the year ended December 31, 2011 was $248. The total intrinsic value of nonvested shares outstanding as of December 31, 2011 was $2,596. The Company recorded share-based compensation expenses of $nil and $867 for the years ended December 31, 2010 and 2011, respectively. As of December 31, 2011, there was $4,849 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 3.4 years.

To the extent the actual forfeiture rate is different from the Company’s original estimated, share-based compensation related to these awards may require to be adjusted.